Fair Value (Details) - Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Fair value measurement:
Listed equity securities		$ 15,900,369	$ 17,622
NAV practical expedient:
Long term investment		1,550,314
Total Assets		17,450,683
Liabilities
Option liabilities	[1]	(554,710)
CFD derivatives	[1]		(5,653)
Warrant liabilities		(1,940,625)	(1,469,821)
Total Liabilites		(2,495,335)	(1,475,474)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value measurement:
Listed equity securities		15,900,369	17,622
NAV practical expedient:
Total Assets		15,900,369
Liabilities
Option liabilities	[1]
CFD derivatives	[1]
Warrant liabilities		(1,322,500)	(1,000,500)
Total Liabilites		(1,322,500)	(1,000,500)
Significant Observable Inputs (Level 2) [Member]
Fair value measurement:
Listed equity securities
NAV practical expedient:
Total Assets
Liabilities
Option liabilities	[1]	(554,710)
CFD derivatives	[1]		(5,653)
Warrant liabilities		(618,125)	(469,321)
Total Liabilites		(1,172,835)	(474,974)
Significant Unobservable Inputs (Level 3) [Member]
Fair value measurement:
Listed equity securities
NAV practical expedient:
Total Assets
Liabilities
Option liabilities	[1]
CFD derivatives	[1]
Warrant liabilities
Total Liabilites

[1]	No collateral received or pledged for derivative contracts.